NATIONWIDE MUTUAL FUNDS

Nationwide Bailard Cognitive Value Fund	Nationwide Geneva Small Cap Growth Fund
Nationwide Bailard Technology & Science Fund	Nationwide Long/Short Equity Fund
Nationwide Diamond Hill Large Cap Concentrated Fund	Nationwide Loomis All Cap Growth Fund
(formerly, Nationwide Large Cap Equity Fund)	Nationwide Small Company Growth Fund
Nationwide Dynamic U.S. Growth Fund	Nationwide U.S. Small Cap Value Fund
(formerly, Nationwide Growth Fund)	Nationwide WCM Focused Small Cap Fund
Nationwide Fund	Nationwide Ziegler Equity Income Fund
Nationwide Geneva Mid Cap Growth Fund

Supplement dated April 10, 2019
to the Prospectus dated February 28, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide Small Company Growth Fund

Effective immediately, the Prospectus is amended as follows:

1.	The table under the section entitled “Portfolio Managers” on page 43 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund
Keith A. Lee	President, Chief Operating Officer & Portfolio Manager	Since 2012
Robert E. Hall	Managing Director & Senior Portfolio Manager	Since 2012
Kempton M. Ingersol	Managing Director & Senior Portfolio Manager	Since 2012
Damien L. Davis, CFA	Managing Director & Senior Portfolio Manager	Since 2013
Andrew J. Fones	Managing Director & Senior Portfolio Manager	Since 2014
Daman C. Blakeney	Managing Director & Senior Portfolio Manager	Since 2018
Chaitanya Yaramada, CFA	Director, Portfolio Manager & Senior Analyst	Since 2019

2.	The information under the heading entitled “Nationwide Small Company Growth Fund” on page 81 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund is team-managed. Keith A. Lee works with Robert E. Hall, Kempton M. Ingersol, Andrew J. Fones, Daman C. Blakeney, Damien L. Davis, CFA, and Chaitanya Yaramada, CFA, in the management of the Fund.

Mr. Lee, President and Chief Operating Officer, joined Brown Capital as a portfolio manager in 1991. He is also chairman of the Management Committee, which is the governing body of Brown Capital.

Mr. Hall, Managing Director and Senior Portfolio Manager, joined Brown Capital in 1993.

Mr. Ingersol, Managing Director and Senior Portfolio Manager, joined Brown Capital in 1999.

Mr. Fones, Managing Director and Senior Portfolio Manager, joined Brown Capital in 2014.

Mr. Blakeney, Managing Director and Senior Portfolio Manager, joined Brown Capital in 2008.

Mr. Davis, CFA, Managing Director and Senior Portfolio Manager, rejoined Brown Capital in 2010 and has over ten years of investment experience.

Ms. Yaramada, CFA, Director, Portfolio Manager and Senior Analyst, joined Brown Capital in 2019. Prior to joining Brown Capital, Ms. Yaramada was a technology analyst of Baird Equity Asset Management for ten years.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE